Cover Page	Apr. 27, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 27, 2023
Entity Registrant Name	LiveWire Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41511
Entity Tax Identification Number	87-4730333
Entity Address, Address Line One	3700 West Juneau Avenue
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53208
City Area Code	650
Local Phone Number	447-8424
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001898795
Amendment Flag	false
Warrant
Cover [Abstract]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	LVWR WS
Security Exchange Name	NYSE
Entity Listings [Line Items]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	LVWR WS
Security Exchange Name	NYSE
Common Stock
Cover [Abstract]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	LVWR
Security Exchange Name	NYSE
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	LVWR
Security Exchange Name	NYSE